Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended							112 Months Ended
		Mar. 12, 2014 USD ($) $ / shares shares	Feb. 03, 2014 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares		Dec. 31, 2016 USD ($) $ / shares shares		Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2013 ₪ / shares shares	Dec. 31, 2002 shares	Dec. 31, 2009 USD ($) shares	Dec. 22, 2017 USD ($)	May 31, 2016 USD ($)	Mar. 12, 2014 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, New Issues	[1]				$ 15,017		$ 4,479
Share-based Compensation					1,394		1,628		$ 970
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 193		$ 412
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					2 years		3 years
Proceeds from Issuance or Sale of Equity				$ 2,700
At-The-Market Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Amount Of Shares To Be Issued													$ 35,000	$ 16,000
Incentive Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares					3,090,492
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares											38,637
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					6 years 11 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term							8 years 4 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					$ 11,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value							$ 3,600
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized					$ 3,100		$ 4,300
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					1 year 10 months 13 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares					$ 4.86		$ 3.76		$ 6.48
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares					2,096,714		1,110,006
Allocated Share-based Compensation Expense					$ 1,400		$ 1,600		$ 1,000
Employee Stock Option And Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period | shares					30,932		78,750
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number | shares					32,348
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation					$ 105		$ 124
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares							78,750
Registering Direct Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Price Per Share | $ / shares				$ 7.10
Sale of Stock, Number of Shares Issued in Transaction | shares				332,038
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares				49,295
Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues | shares					1,874,827	[1]	933,160	[1]				4,995,837
Stock Issued During Period, Value, New Issues					$ 5	[1]	$ 2	[1]				$ 4,200
Ordinary shares [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues | shares		3,300,000
Stock Issued During Period, Value, New Issues		$ 40,000
Sale of Stock, Price Per Share | (per share)		$ 13.50													₪ 0.01
Payments of Stock Issuance Costs		$ 4,200
Ordinary shares [Member] | Cantor Sales Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues | shares					1,712,369
Stock Issued During Period, Value, New Issues					$ 11,000
Ordinary shares [Member] | Stifel Sales Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues | shares					714,285
Stock Issued During Period, Value, New Issues					$ 5,800
Ordinary shares [Member] | Shareholders and New Investors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues | shares			560,224
Stock Issued During Period, Value, New Issues			$ 2,000
Sale of Stock, Price Per Share | $ / shares			$ 3.57
Ordinary shares [Member] | Convertible Notes Payable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares										1,026,432
Ordinary shares [Member] | Capital Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares										1,043,928
Sale of Stock, Price Per Share | ₪ / shares										₪ 0.01

[1]	See also Note 9.A.